Drilling units - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 19, 2015	Mar. 10, 2015	Jul. 21, 2014	Jan. 02, 2014
Drilling units
Drilling units [Line Items]
Depreciation and amortization expense	$ 761	$ 684	$ 703
Seadrill Operating LP
Drilling units [Line Items]
Ownership interest, percentage				42.00%		42.00%	70.00%
SeaMex Limited
Drilling units [Line Items]
Ownership interest, percentage	50.00%	0.00%	0.00%		50.00%
Third party ownership interest	50.00%				50.00%
SeaMex Limited
Drilling units [Line Items]
Noncontrolling interest ownership percentage		100.00%